Licenses And Concessions Payable - Schedule of licenses and concessions payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Licenses And Concessions Payable [Abstract]
Personal Mobile Services - SMP	R$ 58,582	R$ 29,530
STFC concessions		56,089
Total	58,582	85,619
Current	R$ 58,582	R$ 85,619